Investment in joint ventures	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investment in joint ventures
6.	Investment in joint ventures

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Share of profit/(loss) of joint ventures, net of tax:
Y & C Engine Co., Ltd	17,755	17,612	28,484	4,020
MTU Yuchai Power Co., Ltd.	(8,487)	(6,882)	594	84
Eberspaecher Yuchai Exhaust Technology Co., Ltd	—	—	(9,366)	(1,322)
Other joint ventures.	814	963	(497)	(70)

	10,082	11,693	19,215	2,712

		31.12.2018	31.12.2019	31.12.2019
		RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd		155,681	176,082	24,852
MTU Yuchai Power Co., Ltd		59,632	59,931	8,459
Eberspaecher Yuchai Exhaust Technology Co., Ltd (1)		—	31,794	4,487
Other joint ventures		7,499	6,184	873

		222,812	273,991	38,671

Note:
(i)
Eberspaecher Yuchai was incorporated on December 5, 2018. In March 2019 and December 2019, the Group injected RMB 17.6 million (US$2.5 million) and RMB 23.5 million (US$3.3 million) respectively into Eberspaecher Yuchai as payment of its investment.

The Group has interests in the following joint ventures:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2018	31.12.2019
			%	%
Held by subsidiaries

HL Heritage Sdn. Bhd.	Property development and property investment holdings	Malaysia	30.1	30.1

Shanghai Hengshan Equatorial Hotel Management Co., Ltd.	Hotel and property management	People’s Republic of China	24.6	24.6

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services	People’s Republic of China	34.4	34.4

Guangxi Yineng IOT Science & Technology Co., Ltd.	Design, development, management and marketing of an electronic operations management platform	People’s Republic of China	15.3	15.3

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	People’s Republic of China	38.2	38.2

Eberspaecher Yuchai Exhaust Technology Co. Ltd (“Eberspaecher Yuchai”)	Application development, production, sales and service on engine exhaust control systems	People’s Republic of China	37.4	37.4
The Group assess impairment of investments when adverse events or changes in circumstances indicate that the carrying amounts may not be recoverable. If the recoverable amount of investment is below its carrying amount, an impairment charge is recognized. The Group performs evaluation of the value of its investment using a discounted cash flows projection or fair value less cost of disposal where appropriate. The projection will be performed using historical trends as a reference and certain assumptions to project the future streams of cash flows.
In 2018 and 2019, the Group has performed an impairment evaluation of its investments in joint ventures and no impairment was required.

	31.12.2017
	Y & C	MTU Yuchai Power	Total
	RMB’000	RMB’000	RMB’000
Revenue	1,331,823	—	1,331,823
Depreciation and amortization	(20,831)	(227)	(21,058)
Interest expense	(28,663)	(343)	(29,006)
Profit/(loss) for the year, representing total comprehensive income for the year	55,982	(16,973)	39,009

Proportion of the Group’s ownership	45%	50%

Group’s share of profit/(loss)	25,192	(8,487)
Unrealized profit on transactions with joint venture	(7,437)	—

Group’s share of profit/(loss) of significant joint ventures	17,755	(8,487)	9,268

Group’s share of profit of other joint ventures, representing the Group’s share of total comprehensive income of other joint ventures			814

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year			10,082

	31.12.2018
	Y & C	MTU Yuchai Power	Total
	RMB’000	RMB’000	RMB’000
Non-current assets	755,671	72,342	828,013
Current assets
- Cash and bank balances	113,061	21,707	134,768
- Others	646,751	209,022	855,773

Total assets	1,515,483	303,071	1,818,554

Non-current liabilities	(46,603)	—	(46,603)
Current liabilities
- Loans and borrowings	(51,534)	—	(51,534)
- Others	(942,306)	(174,242)	(1,116,548)

Total liabilities	(1,040,443)	(174,242)	(1,214,685)

Equity	475,040	128,829	603,869

Proportion of the Group’s ownership	45%	50%

Group’s share of net assets	213,768	64,415
Unrealized profit on transactions with joint venture	(58,087)	(4,783)

Carrying amount of significant joint ventures	155,681	59,632	215,313

Carrying amount of other joint ventures			7,499

Carrying amount of the investment in joint ventures			222,812

	31.12.2018
	Y & C	MTU Yuchai Power	Total
	RMB’000	RMB’000	RMB’000
Revenue	1,443,238	160,580	1,603,818
Depreciation and amortization	(45,254)	(3,744)	(48,998)
Interest expense	(24,605)	(1,689)	(26,294)
Profit/(loss) for the year, representing total comprehensive income for the year	43,359	(4,197)	39,162

Proportion of the Group’s ownership	45%	50%

Group’s share of profit/(loss)	19,512	(2,099)
Unrealized profit on transactions with joint venture	(1,900)	(4,783)

Group’s share of profit/(loss) of significant joint ventures	17,612	(6,882)	10,730

Group’s share of profit of other joint ventures, representing the Group’s share of total comprehensive income of other joint ventures			963

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year			11,693

	31.12.2019
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	774,046	78,362	24,001	876,409	123,697
Current assets
- Cash and bank balances	164,942	9,265	54,567	228,774	32,289
- Others	1,060,805	221,482	7,970	1,290,257	182,109

Total assets	1,999,793	309,109	86,538	2,395,440	338,095

Non-current liabilities	(84,154)	—	—	(84,154)	(11,878)
Current liabilities
- Others	(1,396,116)	(179,680)	(21,651)	(1,597,447)	(225,466)

Total liabilities	(1,480,270)	(179,680)	(21,651)	(1,681,601)	(237,344)

Equity	519,523	129,429	64,887	713,839	100,751

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	233,786	64,714	31,794
Unrealized profit on transactions with joint venture	(57,704)	(4,783)	—

Carrying amount of significant joint ventures	176,082	59,931	31,794	267,807	37,798

Carrying amount of other joint ventures				6,184	873

Carrying amount of the investment in joint ventures				273,991	38,671

	31.12.2019
	Y & C	MTU Yuchai Power	Eberspaecher Yuchai	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	2,404,244	178,796	3,509	2,586,549	365,069
Depreciation and amortization	(26,099)	(6,379)	(25)	(32,503)	(4,588)
Interest expense	(29,606)	(5,017)	—	(34,623)	(4,887)
Profit/(loss) for the year, representing total comprehensive income for the year	44,484	600	(19,114)	25,970	3,665

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	20,018	300	(9,366)
Unrealized profit on transactions with joint venture	8,466	294	—

Group’s share of profit/(loss) of significant joint ventures	28,484	594	(9,366)	19,712	2,782

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(497)	(70)

Group’s share of profit for the year, representing the Group’s share of total comprehensive income for the year				19,215	2,712

Note:
As of December 31, 2019, the Group’s share of joint ventures’ capital commitment that are contracted but not paid was RMB 81.0 million (US$11.4 million) (2018: RMB 38.0 million).
As of December 31, 2019, the Group’s share of outstanding bills receivables discounted with banks for which Y & C retained a recourse obligation totaled RMB 45.0 million (US$6.3 million) (2018: RMB 98.0 million).
As of December 31, 2019, the Group’s share of outstanding bills receivables endorsed to suppliers for which Y & C retained a recourse obligation were RMB 11.4 million (US$1.6 million) (2018: RMB 1.7 million).
Significant restrictions
The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of joint ventures are:
The Group’s share of cash and cash equivalents of RMB 44.8 million (US$6.3 million) (2018: RMB 27.3 million) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.
As at December 31, 2019, the Group’s share of restricted cash of RMB Nil (US$ Nil) (2018: RMB 0.7 million) which was used as collateral by the banks for letter of credit facilities granted.
As at December 31, 2019, the Group’s share of restricted cash of RMB 60.8 million (US$8.6 million) (2018: RMB 33.8 million) which was used as collateral by the banks for the issuance of bills to suppliers.
As at December 31, 2019, the Group’s share of bills receivables of RMB 50.8 million (US$7.2 million) (2018: RMB Nil) which was used as collateral by banks for the issuance of bills to suppliers.